Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Amortization	$ 17,882	$ 20,439	$ 19,900
Consulting	724,272	102,880	46,561
Directors’ fees	62,200
General and administrative	176,099	9,516	17,344
Investor relations	518,615	241,177	34,782
Listing fees	236,801	52,138	42,495
Professional fees	272,943	162,580	108,427
Research and development	853,124	277,455	39,897
Share-based payments	499,158	293,443	26,317
Travel	2,339	8,460	36,076
Wages and benefits	286,090	227,905	194,166
Loss before other items	(3,649,523)	(1,395,993)	(565,965)
Accretion		(846)	(1,638)
Transaction costs on derivative warrant liability	(1,623,680)
Fair value adjustment on derivative warrant liability	3,299,768
Foreign exchange gain (loss)	326,751	2,961	(26,397)
Impairment of intangible assets		(64,562)
Interest and other expenses	(5,598)	(12,666)	(35,576)
Forgiveness of debt		91,014
Recovery of provision for patent acquisition		95,490
Net loss and comprehensive loss for the year	$ (1,652,282)	$ (1,284,602)	$ (629,576)
Basic and diluted loss per common share	$ (0.17)	$ (0.19)	$ (0.12)
Weighted average number of common shares outstanding Basic and diluted	$ 9,847,641	$ 6,664,025	$ 5,359,444